SCHEDULE I FINANCIAL INFORMATION FOR PARENT COMPANY - BALANCE SHEETS (Parenthetical) (Details) - $ / shares	Dec. 31, 2020	Dec. 31, 2019
BALANCE SHEETS
Ordinary shares, par value (in dollars per share)	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized	8,023,485,450	8,023,485,450
Ordinary shares, shares issued	324,364,444	299,424,485
Ordinary shares, shares outstanding	310,842,568	285,902,609
Treasury shares, shares	3,096,764	3,096,764
Parent Company
BALANCE SHEETS
Ordinary shares, par value (in dollars per share)	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized	8,023,485,450	8,023,485,450
Ordinary shares, shares issued	324,364,444	299,424,485
Ordinary shares, shares outstanding	310,842,568	285,902,609
Treasury shares, shares	3,096,764	3,096,764